Note 2 - Discontinued Operations	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Note
2
.
Discontinued Operations

We discontinued our license and management fees segment. The operations were shut down effective
April
1,
2014
and all of the assets were absorbed by the Company. The revenues and expenses of discontinued operations for the twelve
months ended
December
31,
2015
and
2014
are as follows:

	Twelve months ended December 31,
(in thousands)	2015	2014

Revenues	$-	$25

Expenses
Cost of license and management services	$-	$55
General and administrative expenses Salaries and benefits	-	96
Other expenses	-	83
Impairment losses	-	-
Depreciation and amortization	-	4
Total expenses	$-	$238

Loss from discontinued operations	$-	$(213)

The carrying amount of the assets and liabilities of discontinued operations, were as follows:

(in thousands)	December 31, 2015	December 31, 2014
Cash and cash equivalents	$-	$-
Receivables, net	-	-
Total assets	$-	$-

Accounts payable	-	-
Intercompany Payable	-	-
Total liabilities	$-	$-

Net assets (liabilities) of discontinued operations	$-	$-